Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 28, 2025	Dec. 29, 2024
Schedule of Unrecognized Tax Benefits [Abstract]
Unrecognized tax benefits as of beginning of year		$ 53,153
Increases related to prior year tax positions
Increases related to current year tax positions
Decreases related to prior year tax positions		(53,153)
Unrecognized tax benefits as of end of year